Annual Fund Operating Expenses - PUTNAM DIVERSIFIED INCOME TRUST	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.99%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.84%	[3]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.74%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.59%	[3]
Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.09%	[3]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.09%	[3]
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.74%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.59%	[3]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.64%	[1]
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	0.48%	[3]

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[2]	Effective August 31, 2026, the Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plans, payments under the fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses so that the total annual operating expenses of the fund will not exceed an annual rate of 0.43% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. In addition, effective August 31, 2026, the fund’s investor servicing agent has agreed to waive investor servicing fees by 0.01% with respect to Class R6 shares of the fund. These obligations may not be modified or discontinued prior to January 31, 2028 without approval of the Board of Trustees.
[3]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating expense caps.